Acquisitions (Tables) - Fat Shark And Rotor Riot [Member]	9 Months Ended
Sep. 30, 2024
Business Acquisition [Line Items]
Schedule of fair value allocation

Cash	$147,200
Accounts receivable (approximates contractual value)	6,798
Inventories (on hand and prepaid)	2,611,583
Other current assets	10,892
Right of use asset – operating	378,430
Other long-term assets	59,426
Goodwill and intangible assets (unallocated purchase price)	19,666,086

Total assets	22,880,415

Accounts payable and accrued liabilities	287,544
Customer deposits	114,441
Operating lease liability – current and long-term	378,430
Total liabilities	780,415

Total purchase price	$22,100,000

Schedule of unaudited pro forma results

	For the Nine months Ended		For the Nine months Ended
	September 30, 2024		September 30, 2023
	As Reported	Proforma (unaudited)	As Reported	Proforma (unaudited)
Revenue	$3,561	$4,056	$–	$4,115
Gross profit/(loss)	992	1,024	–	705
Loss from operations	(4,119)	(4,163)	(1,967)	(3,209)
Other expense	(743)	(743)	–	51
Net loss	$(4,862)	$(4,906)	$(1,967)	$(3,260)
Net earnings per share:
Basic	$(0.63)	$(0.63)	$(0.59)	$(0.37)